Equity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands								1 Months Ended	3 Months Ended		12 Months Ended
	May 03, 2021	Apr. 01, 2021	Mar. 01, 2021	Feb. 01, 2021	Jan. 12, 2021	Dec. 29, 2020	Dec. 28, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 29, 2021	Dec. 14, 2020	Nov. 04, 2020	May 06, 2020	May 08, 2019	Nov. 16, 2018
Class of Stock Disclosures [Abstract]
Common stock, voting rights											The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Share Price														$ 10.55			$ 8.75	$ 11.10	$ 11.05
Class of Stock [Line Items]
OP units, shares outstanding								40,100	40,100		39,800	42,700
Stock Issued During Period, Shares, Conversion of Convertible Securities						2,800				100	3,000	1,900
Distributions to noncontrolling interests									$ (3,319)	$ (7,105)	$ (8,255)	$ (30,444)	$ (28,661)
Monthly distribution rate									$ 0.085	$ 0.17	$ 0.19	$ 0.67	$ 0.67
Share Price														$ 10.55			$ 8.75	$ 11.10	$ 11.05
Common stock, voting rights											The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Monthly distribution rate									$ 0.085	$ 0.17	$ 0.19	$ 0.67	$ 0.67
Dividend Declared
Class of Stock [Line Items]
Monthly distribution rate							$ 0.02833333
Monthly distribution rate							$ 0.02833333
Third Party Nonconvertible Noncontrolling Interest
Class of Stock [Line Items]
Business combination, post-transaction acquiree ownership percentage											25.00%
Subsequent Event
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			100
Stock Repurchase Program, Authorized Amount			$ 400
Stock Repurchase Program, Authorized Amount			$ 400
Subsequent Event | Dividend Declared
Class of Stock [Line Items]
Monthly distribution rate	$ 0.02833333	$ 0.02833333	$ 0.02833333	$ 0.02833333	$ 0.02833333			$ 0.02833333
Monthly distribution rate	$ 0.02833333	$ 0.02833333	$ 0.02833333	$ 0.02833333	$ 0.02833333			$ 0.02833333
2020 Tender Offer
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						13,500									17,400	4,500
Stock Repurchase Program, Authorized Amount															$ 100,000	$ 26,000
Stock Repurchase Program, Authorized Amount															$ 100,000	$ 26,000